Corporate debt (Tables)	9 Months Ended
Sep. 30, 2023
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of September 30, 2023, and December 31, 2022, is as follows:

	Balance as of September 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Non-current	1,005,925	1,000,503
Current	40,683	16,697
Total Corporate Debt	1,046,608	1,017,200

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of September 30, 2023, is as follows:

	Remainder of 2023	Between January and September 2024	Between October and December 2024	2025	2026	2027	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	2	-	-	-	-	-	-	2
Revolving Credit Facility	318	-	-	39,291	-	-	-	39,609
Commercial Paper	28,695	932	-	-	-	-	-	29,627
2020 Green Private Placement	167	-	-	-	305,004	-	-	305,171
2020 Note Issuance Facility	-	-	-	-	-	145,851	-	145,851
Green Exchangeable Notes	-	958	-	109,243	-	-	-	110,201
Green Senior Notes	5,088	-	-	-	-	-	395,738	400,826
Other bank loans	1,775	2,748	1,762	4,534	2,192	1,573	737	15,321
Total	36,045	4,638	1,762	153,068	307,196	147,424	396,475	1,046,608

The repayment schedule for the corporate debt as of December 31, 2022, was as follows:

	2023	2024	2025	2026	2027	Subsequent years	Total
2017 Credit Facility	8	6,423	-	-	-	-	6,431
Revolving Credit Facility	112	29,387					29,499
Commercial Paper	9,937	-	-	-	-	-	9,937
2020 Green Private Placement	423	-	-	308,389	-	-	308,812
2020 Note Issuance Facility	-	-	-	-	147,257	-	147,257
Green Exchangeable Notes	2,107	-	107,055	-	-	-	109,162
Green Senior Note	964	-	-	-	-	395,060	396,024
Other bank Loans	3,146	3,122	3,124	686	-	-	10,078
Total	16,697	38,932	110,179	309,075	147,257	395,060	1,017,200